Fair Value Measurements, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents		$ 71,469
Securities available for sale		205,017
Securities held to maturity		0
Loans held for sale (at fair value)	132,045	133,613	88,283
Loans receivable, net		1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure		20,193
Cash surrender value of life insurance		38,061
Real estate owned		35,974
Accrued interest receivable		3,452
Mortgage banking derivative assets		1,668
Liabilities:
Deposits		942,118
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure		1,672
Borrowings		537,299
Accrued interest payable		1,715
Mortgage banking derivative liabilities		249
Fair Value, Inputs, Level 1 [Member]
Assets
Mortgage Servicing Rights Fair Value	0	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Mortgage Servicing Rights Fair Value	9,248	4,070
Fair Value, Inputs, Level 2 [Member]
Assets
Mortgage Servicing Rights Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Mortgage Servicing Rights Fair Value	9,248	4,070
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents	54,368	71,649	80,380
Securities available for sale	216,253	205,017	206,519
Securities held to maturity		0	2,648
Loans held for sale (at fair value)	132,045	133,613	88,283
Loans receivable, net	1,106,915	1,133,672	1,216,664
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193	21,653
Cash surrender value of life insurance	38,642	38,061	36,749
Real estate owned	29,983	35,974	56,670
Accrued interest receivable	3,846	3,452	4,064
Mortgage Servicing Rights Fair Value	4,762	3,220
Mortgage banking derivative assets	7,455	1,668	924
Liabilities:
Deposits	893,007	939,513	1,051,292
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	15,556	1,672	942
Borrowings	490,046	479,888	461,138
Accrued interest payable	1,581	1,715	2,087
Mortgage banking derivative liabilities	0	249	397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	7	5	6
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Cash and cash equivalents	54,368	71,469	80,380
Securities available for sale	216,253	205,017	206,519
Securities held to maturity			2,542
Loans held for sale (at fair value)	132,045	133,613	88,283
Loans receivable, net	1,112,490	1,148,107	1,225,141
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193	21,653
Cash surrender value of life insurance	38,642	38,061	36,749
Real estate owned	29,983	35,974	56,670
Accrued interest receivable	3,846	3,452	4,064
Mortgage banking derivative assets	7,455	1,668	924
Liabilities:
Deposits	895,158	942,118	1,052,663
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	15,556	1,672	942
Borrowings	530,885	537,299	517,624
Accrued interest payable	1,581	1,715	2,087
Mortgage banking derivative liabilities	0	249	397
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	7	5	6
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	54,368	71,469
Securities available for sale	5,168	5,070
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	0	0
Cash surrender value of life insurance	38,642	38,061
Real estate owned	0	0
Accrued interest receivable	3,846	3,452
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	211,116	202,593
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	15,556	1,672
Borrowings	0	0
Accrued interest payable	1,581	1,715
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	211,085	199,947
Loans held for sale (at fair value)	132,045	133,613
Loans receivable, net	0	0
Federal Home loan Bank Stock, Fair Value Disclosure	20,193	20,193
Cash surrender value of life insurance	0	0
Real estate owned	0	0
Accrued interest receivable	0	0
Mortgage banking derivative assets	0	0
Liabilities:
Deposits	684,042	739,525
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	530,885	537,299
Accrued interest payable	0	0
Mortgage banking derivative liabilities	0	0
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	0	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity		0
Loans held for sale (at fair value)	0	0
Loans receivable, net	1,112,490	1,148,107
Federal Home loan Bank Stock, Fair Value Disclosure	0	0
Cash surrender value of life insurance	0	0
Real estate owned	29,983	35,974
Accrued interest receivable	0	0
Mortgage Servicing Rights Fair Value	9,248	4,070
Mortgage banking derivative assets	7,455	1,668
Liabilities:
Deposits	0	0
Advance Payments by Borrowers for Taxes and Insurance, Fair Value Disclosure	0	0
Borrowings	0	0
Accrued interest payable	0	0
Mortgage banking derivative liabilities	0	249
Other Financial Instruments [Abstract]
Stand-by Letters of Credit, Fair Value Disclosure	$ 7	$ 5